GENERAL (Details) - Jun. 30, 2015 - Azrieli Holon Business Center [Member] $ in Thousands	USD ($) ft²
Lease Agreement [Line Items]
Lease agreement term	10 years 3 months
Lease start date	Dec. 15, 2015
Area of property | ft²	34,000
Annual rent and asset management fees	$ 850
Period of time after which the Company will be entitled to terminate the Lease Agreement	5 years